Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Summary Of Significant Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 5,470,897	$ 257,463